Investment Objectives and Goals	Oct. 30, 2026
F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Objective, Primary [Text Block]	The investment objective of the Fund is to generate total return through exposure to U.S. investment-grade aggregate bonds, while minimizing dividend and/or distribution payments.